Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 293	$ 270	$ 206
Restricted cash	9	10
Prepaid share based payment to a service provider (Note 6)			1,737
Trading securities (Note 8)			522
Short-term loan measured at fair value (Note 8)			165
Short-term loan granted to others	16	15
Prepaid expenses	17	30	10
Other current assets	51	24	9
Total Current assets	386	349	2,649
Non-current assets
Investments valued under the measurement alternative	450	450	450
Property and equipment, net	255	256	6
Total non-current assets	705	706	456
T o t a l assets	1,091	1,055	3,105
Current liabilities
Accounts payable and accrued expenses	228	226	172
Accrued compensation	1,004	838	304
Fair value of a liability in connection with stock exchange agreement (Note 8)			72
Convertible component in convertible notes (Note 5)			381
Convertible notes (Note 5)			773
Total current liabilities	1,232	1,064	1,702
Non-current liability
Convertible component in convertible notes	397
Convertible notes	1,655	1,431
T o t a l liabilities	3,284	2,495	1,702
Stockholders’ Deficit
Common stock, par value $0.0001 per share, 1,500,000,000 shares authorized at March 31, 2022 and December 31, 2021; 942,568,006 shares issued and outstanding at March 31, 2022 and December 31, 2021	94	94	94
Additional paid-in capital	22,043	22,073	20,414
Stock to be issued	44	44	30
Accumulated deficit	(24,486)	(23,757)	(19,241)
Accumulated other comprehensive income	112	106	106
T o t a l stockholders’ deficit	(2,193)	(1,440)	1,403
T o t a l liabilities and stockholders’ deficit	$ 1,091	$ 1,055	$ 3,105